                              Semi-Annual Report

                               December 31, 2001




                                   COUNTRY(SM)

                                  Mutual Funds




                                        COUNTRY Growth Fund

                                        COUNTRY Balanced Fund
                                        (formerly COUNTRY Asset Allocation Fund)


                                        COUNTRY Tax Exempt Bond Fund


                                        COUNTRY Money Market Fund


                                        COUNTRY Short-Term Bond Fund
                                        (formerly COUNTRY Short-Term Government
                                        Bond Fund)


                                        COUNTRY Bond Fund
                                        (formerly COUNTRY Long-Term Bond Fund)

                  INVESTMENT ADVISER'S LETTER TO SHAREHOLDERS

                                                                    January 2002

DEAR SHAREHOLDER:

    September 11, 2001, will long be remembered. Our hearts go out to all those who were touched by the events and aftermath of the terrorist attacks. There is little we can do in a direct and personal manner to address individuals whose lives have been permanently changed. Our responsibility to you, our shareholders, remains to invest your funds to the best of our ability in light of those events that have probably changed our nation and world forever.

    These tragic events have provided an inflection point for the equity markets. Prior to that time, stock prices had been gradually eroding throughout the year. Market response to the attacks, once the exchanges were able to re-open, was dramatic and swift as stocks fell to their lowest levels in three years. Following the sell-off, stocks have since rallied back to the levels of late summer. So, where do we go from here?

    A year ago, few economists thought that recession was imminent. Now, recession is upon us, and most observers are looking for recovery at some point in the not-too-distant future. We hope that scenario develops, yet we remain cautious in our outlook for equities. If current programs of monetary and fiscal stimulus are effective, our caution may not be warranted, but if the structural causes of this environment do not respond to the stimulus, our concern will be justified.

    For the second year in a row, investors were pleased with the solid returns of the bond market. Though not the double-digit returns of last year, bond investors were again rewarded with returns that outperformed stock returns. The yield on the ten-year Treasury note ended the year at 5.04%, slightly lower than where it began. Throughout the year, however, volatility was the key, with the yield at one point falling to 4.10%. Pushing rates to unexpected levels were the Federal Reserve's year-long 475 basis-point Fed Funds rate reduction, September 11, and the Treasury's announcement to eliminate the 30-year auction. What will be the Fed's next move? Will inflation numbers hold or continue to decline? These are two of the important questions that will determine bond returns in 2002.

    As stated last year, market conditions appear more uncertain and volatile than usual. We must now add the uncertainties arising as a result of September
11. But these uncertainties are not insurmountable. From a long-term perspective, we have great confidence in the ability of this country to grow and thrive as this new century unfolds. We look forward to the challenge of finding investment opportunities that will be successful and making them available for you.

                              COUNTRY GROWTH FUND
                            INCEPTION DATE 04/21/66

    The annualized returns for the Fund for the period ended December 31, 2001, are as follows:

1 YEAR  5 YEARS   10 YEARS
------  -------   --------
-6.87%  10.94%     11.34%

    These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    In comparison to most widely followed measures of equity performance, the -6.87% total return of the Growth Fund over the past year is quite good. Over the same twelve month span, the S&P 500 Index had a return of -11.79% and the average Large-Cap Core Fund as measured by Lipper, Inc. returned -13.76%. The Growth Fund ranks in the top 6% (40 out of 752) in the Lipper Large-Cap Core Funds Category for the past year and the top 19% (64 out of 335) for the 5-year period.

    We continue to be cautious in our outlook for equity markets over the near to intermediate term. Our focus remains on finding stocks of companies that are reasonably priced in relation to their future growth prospects. Patience and selectivity are key to finding these long-term opportunities for our shareholders.

                             COUNTRY BALANCED FUND
                            INCEPTION DATE 12/07/78

    The annualized returns for the Fund for the period ending December 31, 2001, are as follows:

1 YEAR  5 YEARS   10 YEARS
------  -------   --------
-2.83%   8.85%     9.50%

    These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    The Balanced Fund returned -2.83% during 2001. This compares favorably to the average Flexible Fund as measured by Lipper, Inc., which returned -6.42%.

    For the second year in a row, U.S. equity markets continued to struggle. Causes for this weakness included the September terrorist attacks, a weak economy, and high valuations.

    Although stocks did mount an impressive recovery in the fourth quarter, many equity indexes still finished 2001 with double-digit losses. Much of the loss can be attributed to the same high technology issues that fueled the speculative bubble that existed in the late 1990's. While many excesses have now been erased, valuations continue to be high by historical measures. Until the economy rebounds and corporate profits increase, we doubt stocks will be able to post solid positive returns.

    Many of the causes for weakness in the stock market led to strength in bonds during the year. As investors searched for a safe haven, they found cover in fixed income securities. Increased demand, together with low inflation based on anemic economic growth, drove down interest rates and led to positive bond returns. However, rates are now at very low levels. Therefore, we are cautious about the near-term prospects for bonds, as we believe any hint of inflation or uptick in economic growth could send yields higher.

    The asset allocation as of December 31, 2001, was 58% stocks, 30% bonds, and 12% cash equivalents.

                          COUNTRY TAX EXEMPT BOND FUND
                            INCEPTION DATE 12/07/78

    The annualized total returns for the Fund for the period ending December 31, 2001 are as follows:

1 YEAR  5 YEARS   10 YEARS
------  -------   --------
3.23%    4.96%     5.29%

    These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    Although the Fund's income is exempt from federal income tax, it may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

    Municipals performed well this past year despite the near record $286 billion bond issuance, up 43% from 2000. Individual demand, thanks to heavy cash holdings and lack of interest in low-yielding short-term instruments, was strong enough to keep up with the supply. Over the last year, the Bond Buyer 20-Bond Index increased 10 basis points, ending the year at 5.26%. The Fund's one-year total return was 3.23%. This compares to the Lipper Intermediate Municipal Bond Index return of 4.53%.

    The uncertainty regarding the timing and magnitude of an economic turnaround and the individual municipal buyer's continued appetite for bonds will determine if tax-exempts will continue to perform well in 2002. Given the current low-rate environment and state and local governments suffering from lower tax receipts, volume is predicted to exceed $300 billion. Currently, the individual municipal buyer's desire for bonds, given the low yield on cash, the steep slope of the curve and high yields relative to taxables is very strong. Yield volatility should remain high.

                           COUNTRY MONEY MARKET FUND
                            INCEPTION DATE 10/26/81

    Amidst soft economic activity and little threat of inflation, Federal Reserve policymakers lowered their target for Federal Funds a total of 11 times in 2001 to end the year at 1.75%. These reductions adversely affected the seven-day yield for the Money Market Fund, which fell to 1.22% as of December 31, 2001. The Fund's twelve-month total return was 3.46% compared to the Lipper Money Market category average return of 3.44%. Recent Federal Funds futures contracts show the market is anticipating an end to interest rate cuts in the coming months. Nevertheless, the Fed maintains their bias towards future economic weakness.

                          COUNTRY SHORT-TERM BOND FUND
                               INCEPTION 01/02/97

    The annualized total returns for the Fund for the period ending December 31, 2001, are as follows:

        1 YEAR   SINCE INCEPTION
        ------   ---------------
         7.09%        5.83%

    These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    In 2001, short-term interest rates declined significantly as the U.S. economy entered a recession. This had a positive impact on returns for the Short-Term Bond Fund. The Fund returned 7.09% over the past twelve months compared to the average Short U.S. Government Fund return of 6.83% as measured by Lipper, Inc. With short-term interest rates now at historically low levels, these returns will be difficult to match going forward.

    The Fund has recently found value in corporate and mortgage-related bonds. We will continue to look for opportunities to increase exposure to these sectors.

                               COUNTRY BOND FUND
                               INCEPTION 01/02/97

    The annualized total returns for the Fund for the period ending December 31, 2001, are as follows:

        1 YEAR   SINCE INCEPTION
        ------   ---------------
        8.04%         7.18%

    These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    Demand for bonds increased last year as the stock market tumbled and the economy entered recession. Bond returns beat stocks for the second consecutive year. The Fund returned 8.04% during the last twelve months. This performance compares to the Merrill Lynch Domestic Bond Index return of 8.33% and the Lipper A-Rated Bond Average return of 7.26%.

    The bond market is emerging from several years of impressive gains and trading at historically high levels which will limit future returns. However, bonds continue to be an attractive investment in the current low-inflation environment.

    The above outlook reflects the opinions of Bruce D. Finks as of January 2001. They are subject to change and any forecasts made cannot be guaranteed.

                                   Sincerely,

                                [BRUCE D. FINKS]
                                 Bruce D. Finks
                                 Vice President

    Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. An investment in the Country Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    The Bond Buyers 20-Bond Index is used as a guide in the municipal bond industry to determine trends and interest rate movements based on the 20 year yield of a select group of municipalities across the nation with an average single A rating. Please refer to the Portfolio Highlights sections for index information, including descriptions and performance. All indices mentioned are unmanaged indices and are not available for investment.

    Lipper Analytical Services, Inc. is an independent mutual fund ranking agency. The Country Growth Fund ranked 55 out of 106 funds in the Lipper Large-Cap Core Fund category for the 10-year period ending December 31, 2001. Voluntary fee waivers were in effect. In the absence of fee waivers, returns would have been reduced, possibly affecting the rankings.

Quasar Distributors, LLC, Distributor

For use only when accompanied or preceded by a prospectus. 02/02

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
        COUNTRY GROWTH FUND
        AVERAGE ANNUAL RETURNS December 31, 2001

                                                                            1 YEAR     5 YEARS    10 YEARS
                                                                            -------    -------    --------
              COUNTRY Growth Fund                                            -6.87%    10.94%      11.34%
              S&P 500 Index*                                                -11.79%    10.61%      12.78%

        -------------------------------
        * The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

        TEN LARGEST HOLDINGS December 31, 2001

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Microsoft Corp..............................................  $ 4,968,750      2.82%
              General Electric Co.........................................    4,248,480      2.41
              Proctor & Gamble Co.........................................    3,956,500      2.24
              Wal-Mart Stores, Inc........................................    3,740,750      2.12
              Citigroup, Inc..............................................    3,701,850      2.10
              Johnson & Johnson...........................................    3,546,000      2.01
              Pfizer, Inc.................................................    3,423,115      1.94
              Kimberly-Clark Corp.........................................    3,109,600      1.76
              Intel Corp..................................................    3,100,970      1.76
              Emerson Electric Co.........................................    3,083,400      1.75
                                                                            -----------     -----
                                                                            $36,879,415     20.91%
                                                                            ===========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY BALANCED FUND
        AVERAGE ANNUAL RETURNS December 31, 2001

                                                                            1 YEAR     5 YEARS    10 YEARS
                                                                            -------    -------    --------
              COUNTRY Balanced Fund                                          -2.83%     8.85%       9.50%
              S&P 500 Index*                                                -11.79%    10.61%      12.78%
              Merrill Lynch U.S. Domestic Master Bond Index**                 8.33%     7.43%       7.28%
              Lipper Flexible Fund Index***                                  -6.46%     7.47%       9.03%

        -------------------------------
         * The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

         ** The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

        *** The Lipper Flexible Fund Index has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

        TEN LARGEST HOLDINGS December 31, 2001

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              Government National Mortgage Association, 6.000%,
               06/15/31...................................................  $  481,975      2.30%
              Microsoft Corp..............................................     424,000      2.02
              General Electric Co.........................................     400,800      1.91
              Citigroup, Inc..............................................     381,074      1.82
              U.S. Treasury Bond, 6.125%, 08/15/29........................     318,492      1.52
              Federal National Mortgage Association, 6.000%, 02/18/21.....     305,303      1.45
              International Business Machines Corp........................     290,304      1.38
              Wells Fargo Co..............................................     282,425      1.35
              Merck & Co., Inc............................................     270,480      1.29
              Coca-Cola Enterprises, 7.000%, 10/01/26.....................     269,343      1.28
                                                                            ----------     -----
                                                                            $3,424,196     16.32%
                                                                            ==========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------
        COUNTRY TAX EXEMPT BOND FUND
        AVERAGE ANNUAL RETURNS December 31, 2001

                                                                            1 YEAR    5 YEARS    10 YEARS
                                                                            ------    -------    --------
              COUNTRY Tax Exempt Bond Fund                                  3.23%      4.96%      5.29%
              Lehman Brothers 7-Year Municipal Bond Index*                  5.18%      5.55%      6.12%
              Lipper Intermediate Municipal Bond Index**                    4.53%      4.83%      5.63%

        -------------------------------
         * The Lehman Brothers 7-Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the six to eight year range. The Lehman Index does not reflect investments in cash, the impact of any servicing, investment management, or administrative expense.

        ** The Lipper Intermediate Municipal Bond Index is a compilation of tax-exempt municipal bond funds with a five to ten year average weighted maturity.

        TEN LARGEST HOLDINGS December 31, 2001

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              California State Public Works Lease Revenue, 5.250%,
               06/01/11...................................................  $  810,338      5.11%
              Broward County, Florida, Resource Recovery Revenue, 5.375%,
               12/01/10...................................................     772,567      4.87
              Mississippi State Highway, Series #39, Revenue Bonds,
               5.250%, 06/01/08...........................................     719,165      4.54
              Texas A & M University Revenue Financing System, 5.375%,
               05/15/14...................................................     611,646      3.86
              Pennsylvania State Higher Education Revenue Bonds, Series A,
               5.600%, 09/01/10...........................................     596,752      3.76
              Indiana University Trustee Revenue Bonds, Student Fees,
               5.700%, 08/01/10...........................................     579,513      3.65
              New Jersey State Unlimited General Obligation, 6.000%,
               02/15/11...................................................     556,765      3.51
              Maricopa County, Arizona School District #93 Cave Creek
               Unlimited Tax General Obligation, 6.400%, 07/01/06.........     556,260      3.51
              Cape Girardeau, Missouri Waterworks System Revenue, 7.450%,
               03/01/05...................................................     547,240      3.45
              Arapahoe County, School District #5 Cherry Creek Colorado
               Unlimited General Obligation, 5.500%, 12/15/09.............     543,105      3.43
                                                                            ----------     -----
                                                                            $6,293,351     39.69%
                                                                            ==========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY MONEY MARKET FUND
        AVERAGE ANNUAL RETURNS December 31, 2001

                                                                            1 YEAR    5 YEARS    10 YEARS
                                                                            ------    -------    --------
              COUNTRY Money Market Fund                                     3.46%      4.68%      4.19%
              Lipper Money Market Fund Index*                               3.80%      4.94%      4.51%

        -------------------------------
        * The Lipper Money Market Fund Index is an average of all money market mutual funds in an investment objective as compiled by Lipper.

        TEN LARGEST HOLDINGS December 31, 2001

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Paccar Finance Co., 2.40%, 01/03/02.........................  $ 2,199,736      4.26%
              LaSalle National Corp., 1.77%, 01/30/02.....................    2,000,000      3.88
              Federal National Mortgage Association, 6.63%, 01/15/02......    1,928,165      3.74
              Transamerica Financial Corp., 2.04%, 02/14/02...............    1,745,637      3.38
              Verizon Network Funding, 2.02%, 01/02/02....................    1,699,905      3.30
              Federal Home Loan Mortgage, 0.00%, 02/28/02.................    1,623,601      3.15
              Verizon Global Funding, 1.80%, 02/13/02.....................    1,546,667      3.00
              Federal Farm Credit Bank, 6.63%, 02/01/02...................    1,503,458      2.91
              International Business Machines Corp., 1.90%, 01/10/02......    1,500,000      2.91
              Household Finance Corp., 2.02%, 01/22/02....................    1,493,000      2.89
                                                                            -----------     -----
                                                                            $17,240,169     33.42%
                                                                            ===========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------
        COUNTRY SHORT-TERM BOND FUND
        AVERAGE ANNUAL RETURNS December 31, 2001

                                                                                      SINCE INCEPTION
                                                                            1 YEAR       01/02/97
                                                                            ------    ---------------
              COUNTRY Short-Term Bond Fund                                  7.09%          5.83%
              Merrill Lynch U.S. Domestic Master Bond Index*                8.33%          6.88%
              Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index**      8.41%          6.63%

        -------------------------------
         * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

        ** The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.

        TEN LARGEST HOLDINGS December 31, 2001

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              U.S. Treasury Notes Inflationary Index, 3.500%, 01/15/11....  $ 2,024,855      6.49%
              Private Export Funding, 7.650%, 05/15/06....................    1,669,678      5.35
              General Electric Capital Corp., 5.375%, 04/23/04............    1,400,549      4.49
              Private Export Funding, 6.450%, 09/30/04....................    1,067,258      3.42
              Abbott Laboratories Corp., 5.125%, 07/01/04.................    1,030,515      3.30
              Federal Farm Credit Bank, 5.000%, 02/03/03..................    1,028,316      3.29
              Federal Home Loan Mortgage Corp., 5.500%, 12/15/05..........    1,014,547      3.25
              Federal Home Loan Mortgage Corp., 6.000%, 02/14/06..........    1,004,335      3.22
              Federal Farm Credit Bank, 6.625%, 02/01/02..................      999,675      3.20
              Merck & Co., Inc., 4.125%, 01/18/05.........................      997,677      3.20
                                                                            -----------     -----
                                                                            $12,237,405     39.21%
                                                                            ===========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY BOND FUND
        AVERAGE ANNUAL RETURNS December 31, 2001

                                                                                      SINCE INCEPTION
                                                                            1 YEAR       01/02/97
                                                                            ------    ---------------
              COUNTRY Bond Fund                                             8.04%          7.18%
              Merrill Lynch U.S. Domestic Master Bond Index*                8.33%          6.88%

        -----------------------------------------
        * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

        TEN LARGEST HOLDINGS December 31, 2001

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Government National Mortgage Association, 6.000%,
               06/15/31...................................................  $ 3,855,326      8.35%
              U.S. Treasury Notes Inflationary Index, 3.375%, 04/15/32....    1,982,392      4.29
              U.S. Treasury Bond, 6.125%, 08/15/29........................    1,857,872      4.02
              Federal Home Loan Mortgage Corp., 7.000%, 03/01/12..........    1,698,144      3.68
              Government National Mortgage Association, 6.500%,
               07/15/29...................................................    1,394,391      3.02
              California Infrastructure PG & E, 6.420%, 09/25/08..........    1,049,661      2.27
              Government National Mortgage Association, 8.000%,
               07/15/26...................................................      891,039      1.93
              Government National Mortgage Association, 7.500%,
               11/15/29...................................................      852,214      1.85
              Government National Mortgage Association, 6.500%,
               04/15/26...................................................      836,691      1.81
              Federal National Mortgage Association, 6.375%, 06/15/09.....      791,885      1.71
                                                                            -----------     -----
                                                                            $15,209,615     32.93%
                                                                            ===========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

COUNTRY GROWTH FUND

                                          SHARES        VALUE
                                         ---------   ------------
COMMON STOCK -- 89.73%
CONSUMER DISCRETIONARY -- 9.04%
Gentex Corp.*..........................    104,000   $  2,779,920
Home Depot, Inc. ......................     45,500      2,320,955
Intimate Brands, Inc. .................    119,500      1,775,770
Jones Apparel Group, Inc.*.............     60,000      1,990,200
Target Corp. ..........................     30,000      1,231,500
Tribune Co. ...........................     56,000      2,096,080
Wal-Mart Stores, Inc. .................     65,000      3,740,750
                                                     ------------
                                                       15,935,175
                                                     ------------
CONSUMER STAPLES -- 11.48%
Albertson's, Inc. .....................     80,000      2,519,200
Coca-Cola Co. .........................     35,200      1,659,680
Fox Entertainment Group, Inc.*.........     96,500      2,560,145
Kimberly-Clark Corp. ..................     52,000      3,109,600
Newell Rubbermaid Inc. ................     85,000      2,343,450
Philip Morris Companies, Inc. .........     50,000      2,292,500
Proctor & Gamble Co. ..................     50,000      3,956,500
Unilever N.V., ADR.....................     31,300      1,803,193
                                                     ------------
                                                       20,244,268
                                                     ------------
ENERGY -- 8.99%
Apache Corp. ..........................     44,000      2,194,720
Chevron Corp. .........................     22,800      2,043,108
Diamond Offshore Drilling, Inc. .......     58,000      1,763,200
Exxon Mobil Corp. .....................     70,000      2,751,000
Halliburton Co. .......................     46,000        602,600
Newmont Mining Corp. ..................     50,000        955,500
Phillips Petroleum Co. ................     28,000      1,687,280
Royal Dutch Petroleum Co., ADR.........     45,000      2,205,900
Schlumberger Ltd. .....................     30,000      1,648,500
                                                     ------------
                                                       15,851,808
                                                     ------------
FINANCE -- 12.79%
Allstate Corp. ........................     79,000      2,662,300
American Express Co. ..................     43,100      1,538,239
American International Group, Inc. ....     30,000      2,382,000
Bank of New York.......................     44,000      1,795,200
Bank One Corp. ........................     49,500      1,932,975
Citigroup, Inc. .......................     73,333      3,701,850
Fannie Mae.............................     30,000      2,385,000
MGIC Investment Corp. .................     26,700      1,647,924
Washington Mutual, Inc. ...............     67,500      2,207,250
Wells Fargo Co. .......................     53,000      2,302,850
                                                     ------------
                                                       22,555,588
                                                     ------------
HEALTH -- 12.35%
Abbott Laboratories....................     53,150      2,963,113
Biogen, Inc.*..........................     25,000      1,433,750
Bristol-Myers Squibb Co. ..............     50,000      2,550,000
CVS Corp. .............................     47,000      1,391,200
Elan Corp., PLC, ADR*..................     52,000      2,343,120
Johnson & Johnson......................     60,000      3,546,000
Merck & Co., Inc. .....................     43,000      2,528,400
Pfizer, Inc. ..........................     85,900      3,423,115
Schering-Plough Corp. .................     45,000      1,611,450
                                                     ------------
                                                       21,790,148
                                                     ------------
INDUSTRIAL -- 8.33%
Caterpillar, Inc. .....................     47,300      2,471,425
Emerson Electric Co. ..................     54,000      3,083,400
FedEx Corp.*...........................     40,000      2,075,200
General Electric Co. ..................    106,000      4,248,480
Masco Corp. ...........................    115,000      2,817,500
                                                     ------------
                                                       14,696,005
                                                     ------------

                                          SHARES        VALUE
                                         ---------   ------------
TECHNOLOGY -- 17.47%
AOL Time Warner, Inc.*.................     42,500   $  1,364,250
American Power Conversion
  Corporation*.........................     69,000        997,740
Analog Devices, Inc.*..................     33,425      1,483,736
Cisco Systems, Inc.*...................    102,000      1,847,220
EMC Corp.*.............................     66,000        887,040
Grainger (W.W.), Inc. .................     56,000      2,688,000
Intel Corp. ...........................     98,600      3,100,970
International Business Machines
  Corp. ...............................     17,300      2,092,608
International Rectifier Corp.*.........     45,000      1,569,600
Microsoft Corp.*.......................     75,000      4,968,750
Motorola, Inc. ........................     86,000      1,291,720
Nortel Networks Corp. .................    260,000      1,950,000
Siebel Systems, Inc.*..................     84,000      2,350,320
Sun Microsystems, Inc.*................    160,000      1,968,000
Tellabs, Inc.*.........................    150,000      2,244,000
                                                     ------------
                                                       30,803,954
                                                     ------------
TELECOMMUNICATIONS -- 4.97%
ALLTEL Corp. ..........................     39,400      2,432,162
SBC Communications, Inc. ..............     46,500      1,821,405
Verizon Communications, Inc. ..........     61,900      2,937,774
WorldCom, Inc. -- WorldCom Group*......    112,000      1,576,960
                                                     ------------
                                                        8,768,301
                                                     ------------
UTILITIES -- 4.31%
Calpine Corp.*.........................    173,000      2,904,670
DPL, Inc. .............................     56,250      1,354,500
NICOR, Inc. ...........................     41,400      1,723,896
Progress Energy, Inc. .................     35,900      1,616,577
                                                     ------------
                                                        7,599,643
                                                     ------------
TOTAL COMMON STOCK
  (cost $115,551,982)..................               158,244,890
                                                     ------------

COMMERCIAL PAPER -- 0.72%
Caterpillar Finance Service Corp.
  1.860%, 01/07/02.....................    500,000        499,845
LaSalle National Corp. 1.702%,
  01/02/02.............................    775,000        775,000
                                                     ------------
TOTAL COMMERCIAL PAPER
  (cost $1,274,845)....................                 1,274,845
                                                     ------------

OTHER SHORT TERM
  INVESTMENTS -- 9.61%
MONEY MARKET FUNDS
Janus Institutional Fund...............  8,139,896      8,139,896
Federated Prime Obligation Fund........  8,798,919      8,798,919
                                                     ------------
TOTAL MONEY MARKET FUNDS
  (cost $16,938,815)...................                16,938,815
                                                     ------------
TOTAL INVESTMENTS -- 100.06%
  (cost $133,765,642)..................               176,458,550
                                                     ------------
LIABILITIES LESS OTHER
  ASSETS -- (0.06%)....................                   (98,365)
                                                     ------------
NET ASSETS -- 100.00%..................              $176,360,185
                                                     ============

* Non-income producing.

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

COUNTRY BALANCED FUND

                                            SHARES        VALUE
                                           ---------   -----------
COMMON STOCK -- 58.48%
CONSUMER DISCRETIONARY -- 5.80%
Gentex Corp.*............................     7,500    $   200,475
Home Depot, Inc. ........................     3,100        158,131
Intimate Brands, Inc. ...................    11,000        163,460
Jones Apparel Group, Inc.*...............     4,900        162,533
Target Corp. ............................     3,000        123,150
Tribune Co. .............................     4,000        149,720
Wal-Mart Stores, Inc. ...................     4,500        258,975
                                                       -----------
                                                         1,216,444
                                                       -----------
CONSUMER STAPLES -- 5.94%
Albertson's, Inc. .......................     2,900         91,321
Coca-Cola Co. ...........................     3,000        141,450
Fox Entertainment Group, Inc.*...........     5,500        145,915
Kimberly-Clark Corp. ....................     4,200        251,160
Newell Rubbermaid, Inc. .................     6,800        187,476
Philip Morris Companies, Inc. ...........     3,500        160,475
Procter & Gamble Co. ....................     3,400        269,042
                                                       -----------
                                                         1,246,839
                                                       -----------
ENERGY -- 5.23%
Apache Corp. ............................     3,630        181,064
Diamond Offshore Drilling, Inc. .........     4,800        145,920
Exxon Mobil Corp. .......................     5,800        227,940
Phillips Petroleum Co. ..................     4,400        265,144
Royal Dutch Petroleum Co., ADR...........     4,000        196,080
Schlumberger Ltd. .......................     1,500         82,425
                                                       -----------
                                                         1,098,573
                                                       -----------
FINANCE -- 10.20%
Allstate Corp. ..........................     4,000        134,800
American Express Co. ....................     3,400        121,346
American International Group, Inc. ......     2,100        166,740
Bank of America Corp. ...................     3,055        192,312
Bank of New York.........................     5,600        228,480
Bank One Corp. ..........................     5,500        214,775
Citigroup, Inc. .........................     7,549        381,074
Fannie Mae...............................     2,800        222,600
Washington Mutual, Inc. .................     6,000        196,200
Wells Fargo Co. .........................     6,500        282,425
                                                       -----------
                                                         2,140,752
                                                       -----------
HEALTH -- 7.74%
Biogen, Inc.*............................     2,100        120,435
Bristol-Myers Squibb Co. ................     5,000        255,000
CVS Corp. ...............................     4,500        133,200
Elan Corp., PLC, ADR*....................     4,600        207,276
Johnson & Johnson........................     4,500        265,950
Merck & Co., Inc. .......................     4,600        270,480
Pfizer, Inc. ............................     5,300        211,205
Schering-Plough Corp. ...................     4,500        161,145
                                                       -----------
                                                         1,624,691
                                                       -----------
INDUSTRIAL -- 5.09%
Caterpillar, Inc. .......................     3,200        167,200
Emerson Electric Co. ....................     2,800        159,880
FedEx Corp.*.............................     3,200        166,016
General Electric Co. ....................    10,000        400,800
Masco Corp. .............................     7,100        173,950
                                                       -----------
                                                         1,067,846
                                                       -----------

                                            SHARES        VALUE
                                           ---------   -----------
TECHNOLOGY -- 11.30%
AOL Time Warner, Inc.*...................     4,100    $   131,610
Analog Devices, Inc.*....................     4,300        190,877
Cisco Systems, Inc.*.....................     9,800        177,478
EMC Corp.*...............................     8,800        118,272
Intel Corp. .............................     7,000        220,150
International Business Machines Corp. ...     2,400        290,304
International Rectifier Corp.*...........     4,200        146,496
Microsoft Corp.*.........................     6,400        424,000
Nortel Networks Corp. ...................    10,000         75,000
Siebel Systems, Inc.*....................     9,300        260,214
Sun Microsystems, Inc.*..................    15,000        184,500
Tellabs, Inc.*...........................    10,300        154,088
                                                       -----------
                                                         2,372,989
                                                       -----------
TELECOMMUNICATIONS -- 3.88%
ALLTEL Corp. ............................     3,400        209,882
BellSouth Corp. .........................     3,000        114,450
SBC Communications, Inc. ................     3,694        144,694
Verizon Communications, Inc. ............     4,322        205,122
WorldCom, Inc. -- WorldCom Group*........    10,000        140,800
                                                       -----------
                                                           814,948
                                                       -----------
UTILITIES -- 3.30%
Calpine Corp.*...........................    16,000        268,640
NICOR, Inc. .............................     4,500        187,380
Progress Energy, Inc. ...................     3,000        135,090
Williams Companies, Inc. ................     4,000        102,080
                                                       -----------
                                                           693,190
                                                       -----------
TOTAL COMMON STOCK
  (cost $8,936,985)......................               12,276,272
                                                       -----------
                                           PRINCIPAL
                                            AMOUNT
                                           ---------
BONDS AND NOTES -- 29.69%
ASSET BACKED -- 3.70%
Chemical Master Credit Card Trust
  5.980%, 09/15/08.......................  $200,000        207,886
Discover Card Master Trust I
  5.600%, 05/16/06.......................   250,000        259,209
Green Tree Financial Corp.
  6.870%, 01/15/29.......................    91,330         95,729
The Money Store Home Equity Trust
  8.140%, 10/15/27.......................   200,000        213,989
                                                       -----------
                                                           776,813
                                                       -----------
AUTO -- 0.52%
General Motors Acceptance
  8.875%, 06/01/10.......................   100,000        109,875
                                                       -----------
BANKING -- 1.08%
Citicorp
  7.200%, 06/15/07.......................   100,000        107,072
International American Development Bank
  8.875%, 06/01/09.......................   100,000        120,243
                                                       -----------
                                                           227,315
                                                       -----------
CHEMICALS -- 0.50%
Du Pont E.I. De Nemours & Co.
  6.750%, 10/15/02.......................   100,000        103,625
                                                       -----------
ENERGY -- 0.51%
Amoco Canada Petroleum Co.
  7.950%, 10/01/22.......................   100,000        106,259
                                                       -----------
FINANCE -- 0.95%
Household Finance Corp.
  6.400%, 06/17/08.......................   200,000        198,700
                                                       -----------

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

COUNTRY BALANCED FUND (CONTINUED)

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                           ---------   -----------
FOOD & BEVERAGE -- 2.75%
Campbell Soup Co.
  4.750%, 10/01/03.......................  $200,000    $   204,041
Coca-Cola Co.
  6.625%, 10/01/02.......................   100,000        103,137
Coca-Cola Enterprises
  7.000%, 10/01/26.......................   250,000        269,343
                                                       -----------
                                                           576,521
                                                       -----------
RETAILING -- 1.97%
Sears Roebuck Credit Account Master Trust
  5.650%, 03/17/09.......................   200,000        207,844
Sears Roebuck Acceptance Corp.
  6.000%, 03/20/03.......................   200,000        205,646
                                                       -----------
                                                           413,490
                                                       -----------
TELEPHONE UTILITY -- 2.08%
Bell Telephone Co of PA Putable
  8.350%, 12/15/30.......................   200,000        231,981
BellSouth Capital Funding Corp.
  6.040%, 11/15/26.......................   200,000        204,984
                                                       -----------
                                                           436,965
                                                       -----------
TRANSPORTATION -- 1.01%
Norfolk Southern Corp.
  7.050%, 05/01/37.......................   200,000        212,462
                                                       -----------
U.S. GOVERNMENT AGENCIES -- 11.48%
Federal Home Loan Mortgage Corp.
  10.150%, 04/15/06......................       569            571
  6.500%, 06/15/06.......................    31,486         31,729
  6.000%, 12/15/08.......................   200,000        205,181
  6.400%, 09/25/28.......................   250,000        248,825
  6.625%, 09/15/09.......................   200,000        213,241
Federal National Mortgage Association
  6.375%, 06/15/09.......................   250,000        263,962
  6.000%, 02/18/21.......................   300,000        305,303
  6.247%, 03/17/21.......................   222,269        229,408
Government National Mortgage Association
  9.000%, 05/15/09.......................     6,992          7,604
  9.500%, 06/15/09.......................     3,271          3,593
  9.500%, 08/15/09.......................       915          1,004
  9.000%, 07/15/16.......................    19,241         21,093
  6.500%, 07/15/29.......................   244,560        245,915
  6.000%, 06/15/31.......................   490,716        481,975
Tennessee Valley Authority Bonds
  5.375%, 11/13/08.......................   150,000        150,060
                                                       -----------
                                                         2,409,464
                                                       -----------

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                           ---------   -----------
U.S. GOVERNMENT OBLIGATIONS -- 3.14%
U.S. Treasury Bonds
  11.625%, 11/15/04......................  $100,000    $   121,297
  6.125%, 08/15/29.......................   300,000        318,492
U.S. Treasury Notes
  6.875%, 05/15/06.......................   200,000        220,469
                                                       -----------
                                                           660,258
                                                       -----------
TOTAL BONDS AND NOTES
  (cost $5,966,155)......................                6,231,747
                                                       -----------

COMMERCIAL PAPER -- 4.53%
  (cost $951,000)
LaSalle National Corp.
  1.702%, 01/02/02.......................   951,000        951,000
                                                       -----------
                                            SHARES
                                           ---------
OTHER SHORT TERM INVESTMENTS -- 7.74%
MONEY MARKET FUNDS
Janus Institutional Fund.................   965,166        965,166
Federated Prime Obligation Fund..........   660,623        660,623
                                                       -----------
TOTAL MONEY MARKET FUNDS
  (cost $1,625,789)......................                1,625,789
                                                       -----------
TOTAL INVESTMENTS -- 100.44%
  (cost $17,479,929).....................               21,084,808
                                                       -----------
LIABILITIES LESS OTHER
  ASSETS -- (0.44%)......................                  (92,001)
                                                       -----------
NET ASSETS -- 100.00%....................              $20,992,807
                                                       ===========

* Non-income producing.

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

COUNTRY TAX EXEMPT BOND FUND

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                           ---------   -----------
MUNICIPAL BONDS
  (TAX EXEMPT) -- 94.26%
ALABAMA -- 1.65%
Alabama State Public School and College
  Authority
  5.000%, 02/01/08.......................  $250,000    $   261,997
                                                       -----------
ARIZONA -- 3.51%
Maricopa County, School District #93 Cave
  Creek Arizona Unlimited Tax General
  Obligation
  6.400%, 07/01/06.......................   500,000        556,260
                                                       -----------
CALIFORNIA -- 6.94%
California State Public Works Board Lease
  Revenue
  5.250%, 06/01/11.......................   750,000        810,338
City of Fresno, California Sewer System
  Revenue
  6.250%, 09/01/14.......................   250,000        290,505
                                                       -----------
                                                         1,100,843
                                                       -----------
COLORADO -- 8.80%
Arapahoe County, School District #5
  Cherry Creek Colorado Unlimited General
  Obligation
  5.500%, 12/15/09.......................   500,000        543,105
Colorado Springs, Colorado Utilities
  Revenue Bonds
  5.250%, 11/15/08.......................   400,000        426,644
  5.250%, 11/15/09.......................   400,000        425,212
                                                       -----------
                                                         1,394,961
                                                       -----------
FLORIDA -- 6.53%
Seacoast, Florida Utilities Authority
  Water and Sewer Utility Revenue Bonds
  5.000%, 03/01/08.......................   250,000        262,595
Broward County, Florida, Resource
  Recovery Revenue
  5.375%, 12/01/10.......................   750,000        772,567
                                                       -----------
                                                         1,035,162
                                                       -----------
GEORGIA -- 1.71%
Atlanta, Georgia Airport Revenue Bonds,
  Revenue Bonds, Series A
  5.750%, 01/01/11.......................   250,000        270,537
                                                       -----------
ILLINOIS -- 4.54%
Northwest Suburban Municipal Joint Action
  Water Agency Illinois Contract Revenue
  6.450%, 05/01/07.......................   400,000        446,380
Regional Transportation Authority
  Illinois Limited Tax General Obligation
  5.750%, 06/01/11.......................   250,000        273,643
                                                       -----------
                                                           720,023
                                                       -----------
INDIANA -- 3.65%
Indiana University Trustee Revenue Bonds,
  Student Fees
  5.700%, 08/01/10.......................   550,000        579,513
                                                       -----------
MASSACHUSETTS -- 0.66%
Massachusetts State Grant Anticipation
  Notes Revenue Bonds, Series B
  5.000%, 12/15/08.......................   100,000        105,076
                                                       -----------

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                           ---------   -----------
MICHIGAN -- 7.65%
Michigan Municipal Board Authority
  Revenue Bonds
  5.500%, 10/01/05.......................  $500,000    $   539,115
Michigan State Hospital Financing
  Authority Revenue Ascension Health
  Credit, Series A
  5.500%, 11/15/06.......................   400,000        420,068
Kalamazoo, Michigan Hospital Financing
  Authority, Hospital Facility Revenue
  5.000%, 06/01/13.......................   250,000        253,418
                                                       -----------
                                                         1,212,601
                                                       -----------
MISSISSIPPI -- 4.54%
Mississippi State Highway, Series #39
  Revenue Bonds
  5.250%, 06/01/08.......................   675,000        719,165
                                                       -----------
MISSOURI -- 7.51%
Cape Girardeau, Missouri Waterworks
  System Revenue
  7.450%, 03/01/05.......................   500,000        547,240
Missouri State Health and Educational
  Facilities Revenue Bonds
  6.000%, 05/15/07.......................   350,000        381,577
Missouri State Environmental Improvement
  & Energy Resource Authority Pollution
  Control Revenue Bonds
  5.250%, 12/01/09.......................   250,000        261,538
                                                       -----------
                                                         1,190,355
                                                       -----------
NEW JERSEY -- 5.17%
Essex County, New Jersey Unlimited
  General Obligation
  5.000%, 08/01/07.......................   250,000        263,325
New Jersey State Unlimited General
  Obligation
  6.000%, 02/15/11.......................   500,000        556,765
                                                       -----------
                                                           820,090
                                                       -----------
NORTH CAROLINA -- 3.39%
North Carolina Eastern Municipal Power
  Agency System Revenue
  7.000%, 01/01/08.......................   250,000        275,918
Guilford County, North Carolina General
  Obligation Unlimited, Series B
  5.000%, 10/01/11.......................   250,000        261,727
                                                       -----------
                                                           537,645
                                                       -----------
OHIO -- 1.33%
Columbus Ohio Series 2 Unlimited General
  Obligation
  5.500%, 06/15/16.......................   200,000        210,330
                                                       -----------
PENNSYLVANIA -- 5.43%
Northampton County, Pennsylvania
  Authority Revenue Bonds
  5.000%, 10/01/04.......................   250,000        263,600
Pennsylvania State Higher Education
  Revenue Bonds, Series A
  5.600%, 09/01/10.......................   575,000        596,752
                                                       -----------
                                                           860,352
                                                       -----------
TEXAS -- 10.26%
United Independent School District
  Unlimited General Obligation, Texas
  6.700%, 08/15/08.......................   465,000        529,872
Alvarado, Texas Independent School
  District
  6.800%, 02/15/10.......................   420,000        484,747
Texas A & M University Revenue Financing
  System
  5.375%, 05/15/14.......................   600,000        611,646
                                                       -----------
                                                         1,626,265
                                                       -----------

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

COUNTRY TAX EXEMPT BOND FUND (CONTINUED)

                                           PRINCIPAL
                                            AMOUNT        VALUE
                                           ---------   -----------
UTAH -- 5.40%
Utah State Board Regents Revenue Bonds
  5.500%, 08/01/05.......................  $300,000    $   319,563
Iron County, Utah School District General
  Obligation Unlimited
  5.500%, 01/15/10.......................   500,000        536,995
                                                       -----------
                                                           856,558
                                                       -----------
WASHINGTON -- 2.27%
Washington State Public Power Supply
  Systems Nuclear Project #2 Revenue
  Bonds, Series A
  5.750%, 07/01/09.......................   335,000        360,085
                                                       -----------
WISCONSIN -- 3.32%
Milwaukee, Wisconsin Unlimited General
  Obligation
  5.000%, 12/15/07.......................   500,000        527,015
                                                       -----------
TOTAL MUNICIPAL BONDS
  (cost $14,610,603).....................               14,944,833
                                                       -----------
                                            SHARES        VALUE
                                           ---------   -----------
TAX EXEMPT MONEY MARKET FUND -- 4.91%
  (cost $778,084)
Vanguard Tax Exempt Money Market.........   778,084    $   778,084
                                                       -----------
TOTAL INVESTMENTS -- 99.17%
  (cost $15,388,687).....................               15,722,917
                                                       -----------
OTHER ASSETS NET OF
  LIABILITIES -- 0.83%...................                  131,849
                                                       -----------
NET ASSETS -- 100.00%....................              $15,854,766
                                                       ===========

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

COUNTRY MONEY MARKET FUND

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                        ----------   ------------
COMMERCIAL PAPER -- 87.65%
AUTO & TRUCK -- 2.62%
Toyota Credit Corp.
  1.90%, 01/09/02.....................  $1,350,000   $  1,349,430
                                                     ------------
COMMERCIAL FINANCE -- 6.47%
Prudential Funding Corp.
  1.78%, 01/02/02.....................     715,000        715,000
  1.75%, 01/02/02.....................     720,000        720,000
Tyco Capital Corp.
  2.08%, 01/17/02.....................     600,000        600,000
  2.03%, 01/28/02.....................   1,300,000      1,300,000
                                                     ------------
                                                        3,335,000
                                                     ------------
CONSUMER FINANCE -- 36.98%
American Express Credit Corp.
  1.73%, 01/02/02.....................     930,000        930,000
  1.85%, 01/02/02.....................   1,200,000      1,200,000
  1.90%, 01/25/02.....................     500,000        499,367
American General Finance Corp.
  1.81%, 01/02/02.....................   1,325,000      1,325,000
  1.85%, 01/02/02.....................     830,000        830,000
  1.90%, 01/14/02.....................   1,105,000      1,105,000
Caterpillar Finance Service Corp.
  1.86%, 01/07/02.....................   1,429,000      1,428,557
  2.32%, 01/14/02.....................     900,000        899,246
CIT Group Holdings
  2.32%, 01/02/02.....................   1,335,000      1,334,914
Citicorp
  1.80%, 01/02/02.....................     972,000        972,000
  1.88%, 01/07/02.....................     960,000        960,000
  1.84%, 01/11/02.....................   1,330,000      1,330,000
Household Finance Corp.
  2.02%, 01/07/02.....................     800,000        800,000
  2.00%, 01/09/02.....................     770,000        770,000
  2.02%, 01/22/02.....................   1,493,000      1,493,000
Paccar Finance Co.
  2.40%, 01/03/02.....................   2,200,000      2,199,736
  1.92%, 01/18/02.....................   1,000,000        999,093
                                                     ------------
                                                       19,075,913
                                                     ------------
ELECTRONICS -- 6.36%
General Electric Capital Corp.
  1.68%, 01/02/02.....................   1,269,000      1,269,000
  1.80%, 01/02/02.....................     960,000        960,000
  2.02%, 01/04/02.....................   1,050,000      1,050,000
                                                     ------------
                                                        3,279,000
                                                     ------------
FOOD, BEVERAGES & TOBACCO -- 4.47%
Anheuser Busch
  1.75%, 01/18/02.....................   1,430,000      1,428,784
Kraft Foods
  1.72%, 01/31/02.....................     879,000        877,667
                                                     ------------
                                                        2,306,451
                                                     ------------
HEALTH CARE -- 3.51%
Abbott Laboratories
  1.95%, 01/02/02.....................   1,000,000        999,946
  1.97%, 01/02/02.....................     810,000        809,956
                                                     ------------
                                                        1,809,902
                                                     ------------
INSURANCE/MULTI-LINE -- 11.56%
LaSalle National Corp.
  1.70%, 01/02/02.....................     219,000        219,000
  1.77%, 01/30/02.....................   2,000,000      2,000,000
  1.86%, 02/04/02.....................   1,000,000      1,000,000
Transamerica Financial Corp.
  1.94%, 01/08/02.....................   1,000,000        999,623
  2.04%, 02/14/02.....................   1,750,000      1,745,637
                                                     ------------
                                                        5,964,260
                                                     ------------
PETROLEUM REFINING -- 6.48%
Texaco, Inc.
  1.75%, 01/02/02.....................     900,000        900,000
  2.02%, 01/04/02.....................   1,065,000      1,065,000
  1.88%, 01/08/02.....................   1,375,000      1,375,000
                                                     ------------
                                                        3,340,000
                                                     ------------

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                        ----------   ------------
TECHNOLOGY -- 2.91%
International Business Machines Corp.
  1.90%, 01/10/02.....................  $1,500,000   $  1,500,000
                                                     ------------
TELEPHONE/UTILITY -- 6.29%
Verizon Network Funding
  2.02%, 01/02/02.....................   1,700,000      1,699,905
Verizon Global Funding
  1.80%, 02/13/02.....................   1,550,000      1,546,667
                                                     ------------
                                                        3,246,572
                                                     ------------
TOTAL COMMERCIAL PAPER
  (cost $45,206,528)..................                 45,206,528
                                                     ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.20%
Federal Farm Credit Bank
  6.63%, 02/01/02.....................   1,500,000      1,503,458
Federal Home Loan Bank
  5.13%, 01/11/02.....................     500,000        500,347
  4.88%, 01/22/02.....................     725,000        726,221
  6.75%, 02/15/02.....................   1,000,000      1,005,610
Federal Home Loan Mortgage
  0.00%, 02/28/02.....................   1,634,000      1,623,601
Federal National Mortgage Association
  6.63%, 01/15/02.....................   1,925,000      1,928,165
  0.00%, 02/01/02.....................     641,000        638,895
  7.55%, 04/22/02.....................     425,000        430,142
                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (cost $8,356,439)...................                  8,356,439
                                                     ------------

CORPORATE BONDS -- 9.80%
Caterpillar Finance Service Corp.
  2.22%, 02/11/02.....................   1,000,000      1,000,242
Deere & Company 5.35%, 01/15/02.......   1,000,000      1,000,578
John Deere Capital Corp.
  2.06%, 01/10/02.....................   1,330,000      1,330,000
Philip Morris Companies, Inc.
  7.50%, 01/15/02.....................   1,000,000      1,002,040
  1.82%, 01/25/02.....................     725,000        724,120
                                                     ------------
TOTAL CORPORATE BONDS
  (cost $5,056,980)...................                  5,056,980
                                                     ------------

FLOATING RATE NOTES -- 1.94%
  (cost $999,990)
John Deere Capital Corp.
  3.58%, 02/22/02.....................   1,000,000        999,990
                                                     ------------
                                          SHARES
                                        ----------
OTHER SHORT-TERM INVESTMENTS -- 10.26%
MONEY MARKET FUNDS
Janus Institutional Money Market......   2,904,215      2,904,215
Federated Prime Obligation Fund.......   2,388,213      2,388,213
                                                     ------------
TOTAL MONEY MARKET FUNDS
  (cost $5,292,428)...................                  5,292,428
                                                     ------------
TOTAL INVESTMENTS -- 125.85%
  (cost $64,912,365)..................                 64,912,365
                                                     ------------
LIABILITIES LESS OTHER ASSETS --
  (25.85%)............................                (13,334,151)
                                                     ------------
NET ASSETS -- 100.00%.................               $ 51,578,214
                                                     ============

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

COUNTRY SHORT-TERM BOND FUND

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
BONDS AND NOTES -- 91.13%
U.S. GOVERNMENT AGENCIES -- 38.46%
Federal Farm Credit Bank
  6.625%, 02/01/02.....................  $1,000,000   $   999,675
  5.000%, 02/03/03.....................   1,000,000     1,028,316
Federal Home Loan Mortgage Corp.
  5.500%, 11/25/05.....................     681,283       687,031
  5.500%, 12/15/05.....................   1,000,000     1,014,547
  6.000%, 02/14/06.....................   1,000,000     1,004,335
Federal National Mortgage Association
  5.375%, 03/15/02.....................     500,000       503,316
  5.750%, 04/15/03.....................     500,000       520,301
  6.500%, 08/01/04.....................     879,979       902,298
  5.000%, 09/25/06.....................      45,823        45,868
  6.123%, 05/25/14.....................     360,926       371,097
  6.500%, 09/25/19.....................     176,179       176,721
Private Export Funding
  6.450%, 09/30/04.....................   1,000,000     1,067,258
  5.530%, 04/30/06.....................     500,000       516,025
  7.650%, 05/15/06.....................   1,500,000     1,669,678
Rowan Co., Inc.
  5.880%, 03/15/12.....................     955,000       989,500
Student Loan Marketing Association
  4.750%, 04/23/04.....................     500,000       513,356
                                                      -----------
                                                       12,009,322
                                                      -----------
U.S. GOVERNMENT OBLIGATIONS -- 8.09%
U.S. Treasury Bonds
  6.250%, 02/28/02.....................     500,000       499,789
U.S. Treasury Notes Inflationary Index
  3.500%, 01/15/11.....................   2,031,200     2,024,855
                                                      -----------
                                                        2,524,644
                                                      -----------
ASSET BACKED -- 13.75%
Citibank Credit Card Issuance Trust
  4.100%, 12/10/06.....................   1,000,000       993,135
Discover Credit Card Master Trust
  5.600%, 05/16/06.....................     300,000       311,051
First USA Credit Card Master Trust
  6.420%, 03/17/05.....................     250,000       255,913
First Union National Bank Commercial
  Mortgage 5.196%, 08/15/33............     955,109       970,894
MBNA Master Credit Card Trust 5.250%,
  02/15/06.............................     750,000       773,081
Reliant Energy Transition Bond Company,
  LLC 3.840%, 09/15/07.................   1,000,000       990,438
                                                      -----------
                                                        4,294,512
                                                      -----------

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
CORPORATE BONDS -- 30.83%
AT&T Corp.
  5.625%, 03/15/04.....................  $  500,000   $   506,676
Abbott Laboratories Corp.
  5.125%, 07/01/04.....................   1,000,000     1,030,515
BellSouth Telecommunications, Inc.
  6.000%, 06/15/02.....................     400,000       405,856
Citigroup, Inc.
  5.700%, 02/06/04.....................     700,000       728,027
Ford Motor Credit Corp.
  7.500%, 06/15/04.....................     500,000       528,068
General Electric Capital Corp.
  5.375%, 04/23/04.....................   1,350,000     1,400,549
General Motors Acceptance Corp.
  6.380%, 01/30/04.....................     500,000       515,264
Gillette Company
  3.750%, 12/01/04.....................   1,000,000       996,301
John Deere Capital Corp.
  4.125%, 12/05/03.....................     500,000       500,576
Merck & Co., Inc.
  4.125%, 01/18/05.....................   1,000,000       997,677
Pfizer Inc.
  3.625%, 11/01/04.....................   1,000,000       997,102
Wal-Mart Stores, Inc.
  4.375%, 08/01/03.....................     500,000       508,886
Walt Disney Company
  5.125%, 12/15/03.....................     500,000       509,935
                                                      -----------
                                                        9,625,432
                                                      -----------
TOTAL BONDS AND NOTES
  (cost $27,844,777)...................                28,453,910
                                                      -----------
                                           SHARES
                                         ----------
MONEY MARKET FUNDS -- 7.95%
Janus Institutional Money Market.......     979,205       979,205
Federated Prime Obligation Fund........   1,501,551     1,501,551
                                                      -----------
TOTAL MONEY MARKET FUNDS
  (cost $2,480,756)....................                 2,480,756
                                                      -----------
TOTAL INVESTMENTS -- 99.08%
  (cost $30,325,533)...................                30,934,666
                                                      -----------
OTHER ASSETS NET OF LIABILITIES --
  0.92%................................                   288,448
                                                      -----------
NET ASSETS -- 100.00%..................               $31,223,114
                                                      ===========

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

COUNTRY BOND FUND

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
BONDS AND NOTES -- 90.22%
U.S. GOVERNMENT AGENCIES -- 4.55%
Federal Farm Credit Bank
  6.690%, 09/08/10.....................  $  500,000   $   533,306
Federal Home Loan Mortgage Corp.
  6.625%, 09/15/09.....................     400,000       426,482
Federal National Mortgage Association
  6.375%, 06/15/09.....................     750,000       791,885
Tennessee Valley Authority
  5.375%, 11/13/08.....................     350,000       350,140
                                                      -----------
                                                        2,101,813
                                                      -----------
U.S. GOVERNMENT OBLIGATIONS -- 11.01%
U.S. Treasury Bonds
  5.250%, 11/15/28.....................     750,000       702,716
  6.125%, 08/15/29.....................   1,750,000     1,857,872
  6.250%, 05/15/30.....................     500,000       541,778
U.S. Treasury Notes Inflationary Index
  3.375%, 04/15/32.....................   2,008,120     1,982,392
                                                      -----------
                                                        5,084,758
                                                      -----------
ASSET BACKED -- 8.36%
California Infrastructure PG & E
  6.420%, 09/25/08.....................   1,000,000     1,049,661
Discover Credit Card Master Trust
  5.850%, 01/17/06.....................     500,000       518,616
First USA Credit Card Master Trust
  6.420%, 03/17/05.....................     250,000       255,913
Green Tree Financial Corp.
  6.870%, 01/15/29.....................     182,660       191,458
GS Mortgage Securities Corp. II
  6.620%, 10/18/30.....................     300,000       311,330
Merrill Lynch Mortgage Investors, Inc.
  7.370%, 06/15/08.....................     324,858       346,964
The Money Store Home Equity Trust
  5.675%, 02/15/09.....................      90,005        91,753
  8.140%, 10/15/27.....................     350,000       374,481
Morgan Stanley Capital I
  6.760%, 11/15/08.....................     340,096       356,943
Sears Credit Account Master Trust
  5.650%, 03/17/09.....................     350,000       363,727
                                                      -----------
                                                        3,860,846
                                                      -----------
CORPORATE BOND -- 37.41%
AT&T Corp.
  5.625%, 03/15/04.....................     400,000       405,341
Abbott Laboratories Corp.
  5.400%, 09/15/08.....................     500,000       491,173
Allstate Corp.
  7.200%, 12/01/09.....................     600,000       636,234
Ameritech Capital Funding
  5.950%, 01/15/38.....................     700,000       713,785
Amoco Canada Petroleum Co.
  7.950%, 10/01/22.....................     500,000       531,292
Asian Development Bank
  5.593%, 07/16/18.....................     500,000       513,411
Burlington Northern Santa Fe
  6.940%, 01/02/14.....................     249,753       249,539
  6.530%, 07/15/37.....................     400,000       417,664
Canadian National Railway Co.
  6.450%, 07/15/36.....................     400,000       412,657
Central Illinois Public Service Co.
  7.610%, 06/01/17.....................     300,000       303,488
Citicorp
  7.200%, 06/15/07.....................     250,000       267,679
Coca-Cola Enterprises
  7.000%, 10/01/26.....................     500,000       538,686
Conagra, Inc.
  6.700%, 08/01/27.....................     200,000       204,965
Conoco Funding Co.
  6.350%, 10/15/11.....................     600,000       606,350
CSX Corp.
  6.420%, 06/15/10.....................     250,000       242,969

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
CSX Transportation, Inc.
  6.500%, 04/15/14.....................  $  600,000   $   577,388
Delphi Auto Systems Corp.
  6.125%, 05/01/04.....................     500,000       509,208
Federal Express Corp.
  6.720%, 01/15/22.....................     380,497       371,006
Florida Power Corp.
  6.000%, 07/01/03.....................     400,000       412,350
Ford Motor Credit Co.
  7.200%, 06/15/07.....................     600,000       604,154
General Electric Credit Co.
  6.500%, 11/01/06.....................     300,000       320,623
General Motors Acceptance Corp.
  6.750%, 01/15/06.....................     500,000       508,676
GTE Corp.
  6.360%, 04/15/06.....................     400,000       412,073
GTE South, Inc.
  6.125%, 06/15/07.....................     200,000       204,080
Halliburton Co.
  6.750%, 02/01/27.....................     100,000        90,839
Household Finance Corp.
  6.400%, 06/17/08.....................     500,000       496,751
J.P. Morgan & Co Inc.
  6.700%, 11/01/07.....................     250,000       260,825
Madison Gas & Electric Co.
  6.020%, 09/15/08.....................     300,000       292,193
Merrill Lynch & Co., Inc.
  7.150%, 07/30/12.....................     350,000       355,385
Norfolk Southern Corp.
  7.050%, 05/01/37.....................     350,000       371,809
Northwest Airlines Corp.
  7.935%, 10/01/20.....................     669,199       677,206
Oklahoma Gas & Electric Co.
  6.650%, 07/15/27.....................     250,000       254,655
Procter & Gamble Co.
  5.250%, 09/15/03.....................     500,000       515,723
Progress Energy, Inc.
  7.100%, 03/01/11.....................     200,000       208,209
Province of Ontario
  5.500%, 10/01/08.....................     400,000       401,124
Qwest Capital Funding Company Guarantee
  6.250%, 07/15/05.....................     300,000       297,700
Salomon Smith Barney Holding
  6.250%, 05/15/03.....................     250,000       261,243
Sears Roebuck Acceptance Corp.
  6.000%, 03/20/03.....................     200,000       205,646
Suntrust Capital II
  7.900%, 06/15/27.....................     200,000       200,160
Time Warner, Inc.
  6.950%, 01/15/28.....................     600,000       588,570
Union Pacific Railroad
  6.630%, 01/27/22.....................     400,000       395,810
Wachovia Corp.
  6.605%, 10/01/25.....................     600,000       628,724
Wisconsin Bell Telephone Co.
  6.350%, 12/01/26.....................     300,000       313,466
                                                      -----------
                                                       17,270,829
                                                      -----------
MORTGAGED BACKED -- 28.46%
Federal Home Loan Mortgage Corp.
  6.000%, 03/15/09.....................     373,841       381,972
  7.000%, 03/01/12.....................   1,628,768     1,698,144
  6.500%, 02/15/21.....................      92,221        92,513
  5.000%, 05/15/21.....................     625,000       627,794
  6.400%, 09/25/28.....................     500,000       497,651
Federal National Mortgage Association
  6.000%, 02/18/21.....................     300,000       305,302
  6.247%, 03/17/21.....................     455,652       470,286
  6.500%, 09/25/22.....................     200,000       208,362

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

COUNTRY BOND FUND (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
Government National Mortgage
  Association
  6.500%, 04/15/26.....................  $  828,805   $   836,691
  8.000%, 07/15/26.....................     842,583       891,039
  6.500%, 07/15/29.....................   1,386,710     1,394,391
  7.500%, 11/15/29.....................     821,426       852,214
  6.000%, 06/15/31.....................   3,925,245     3,855,326
Heller Financial Co.
  7.750%, 11/15/09.....................     400,000       439,274
J.P. Morgan Commercial Mortgage Finance
  Corp.
  7.088%, 09/15/29.....................     556,000       589,418
                                                      -----------
                                                       13,140,377
                                                      -----------
MUNICIPAL -- 0.43%
Wisconsin State Unlimited General
  Obligation 6.550%, 11/01/05..........     190,000       199,736
                                                      -----------
TOTAL BONDS AND NOTES
  (cost $40,525,050) ..................                41,658,359
                                                      -----------

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                         ----------   -----------
COMMERCIAL PAPER -- 0.55%
LaSalle National Corp.
  1.702%, 01/02/02.....................  $  255,000   $   255,000
                                                      -----------
TOTAL COMMERCIAL PAPER
  (cost $255,000)......................                   255,000
                                                      -----------
                                           SHARES
                                         ----------
OTHER SHORT-TERM INVESTMENTS -- 8.34%
MONEY MARKET FUNDS
Janus Institutional Money Market.......   1,868,738     1,868,738
Federated Prime Obligation Fund........   1,983,827     1,983,827
                                                      -----------
TOTAL MONEY MARKET FUNDS
  (cost $3,852,565) ...................                 3,852,565
                                                      -----------
TOTAL INVESTMENTS -- 99.11%
  (cost $44,632,615)...................                45,765,924
                                                      -----------
OTHER ASSETS NET OF
  LIABILITIES -- 0.89% ................                   410,043
                                                      -----------
NET ASSETS -- 100.00% .................               $46,175,967
                                                      ===========

                       See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

                                       COUNTRY        COUNTRY       COUNTRY         COUNTRY         COUNTRY       COUNTRY
                                        GROWTH       BALANCED     TAX EXEMPT     MONEY MARKET     SHORT-TERM       BOND
                                         FUND          FUND        BOND FUND         FUND          BOND FUND       FUND
                                     ------------   -----------   -----------   ---------------   -----------   -----------
ASSETS:
  Investments in securities:
    At cost........................  $133,765,642   $17,479,929   $15,388,687     $64,912,365     $30,325,533   $44,632,615
                                     ============   ===========   ===========     ===========     ===========   ===========
    At value.......................  $176,458,550   $21,084,808   $15,722,917     $64,912,365     $30,934,666   $45,765,924
  Receivable for capital stock
    sold...........................        17,838         1,000           533         268,158           9,077            --
  Dividends receivable.............       148,322        11,878            --              --              --            --
  Interest receivable..............        30,686        57,299       197,973         261,803         320,321       501,926
  Prepaid expenses and other
    assets.........................        11,200         3,394         2,332           5,494           5,040         3,578
                                     ------------   -----------   -----------     -----------     -----------   -----------
    Total assets...................   176,666,596    21,158,379    15,923,755      65,447,820      31,269,104    46,271,428
                                     ------------   -----------   -----------     -----------     -----------   -----------
LIABILITIES:
  Cash Overdraft...................            --         1,310            --           1,845           2,267         2,685
  Payable for securities
    purchased......................            --        68,000            --              --              --            --
  Payable for capital stock
    redeemed.......................        48,320            --            --      13,698,800             450        19,363
  Distributions payable............            --            --            --          78,908              --            --
  Payable to Advisor...............       111,022        13,038         6,753          28,270          12,983        21,885
  Accrued expenses and other
    liabilities....................       147,069        83,224        62,236          61,783          30,290        51,528
                                     ------------   -----------   -----------     -----------     -----------   -----------
    Total liabilities..............       306,411       165,572        68,989      13,869,606          45,990        95,461
                                     ------------   -----------   -----------     -----------     -----------   -----------
NET ASSETS.........................  $176,360,185   $20,992,807   $15,854,766     $51,578,214     $31,223,114   $46,175,967
                                     ============   ===========   ===========     ===========     ===========   ===========
NET ASSETS CONSIST OF:
  Paid in capital..................   134,744,123    17,424,327    15,460,811      51,578,594      30,492,995    45,026,457
  Undistributed (overdistributed)
    net investment income..........        36,610         4,370       (21,984)             --            (955)         (964)
  Accumulated net realized gain
    (loss) on investments..........    (1,113,456)      (40,769)       81,709            (380)        121,941        17,165
  Unrealized appreciation
    (depreciation) on investment
    securities.....................    42,692,908     3,604,879       334,230              --         609,133     1,133,309
                                     ------------   -----------   -----------     -----------     -----------   -----------
    Total -- representing net
      assets applicable to
      outstanding capital stock....  $176,360,185   $20,992,807   $15,854,766     $51,578,214     $31,223,114   $46,175,967
                                     ============   ===========   ===========     ===========     ===========   ===========
  Shares of capital stock
    outstanding....................     8,090,030     1,423,901     1,838,326      51,577,585       3,033,421     4,468,676
                                     ============   ===========   ===========     ===========     ===========   ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.......        $21.80        $14.74         $8.62           $1.00          $10.29        $10.33
                                     ============   ===========   ===========     ===========     ===========   ===========

                       See notes to financial statements

STATEMENTS OF OPERATIONS for the Six Months Ended December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               COUNTRY      COUNTRY     COUNTRY       COUNTRY       COUNTRY      COUNTRY
                                               GROWTH      BALANCED    TAX EXEMPT   MONEY MARKET   SHORT-TERM      BOND
                                                FUND         FUND      BOND FUND        FUND       BOND FUND       FUND
                                             -----------   ---------   ----------   ------------   ----------   ----------
INVESTMENT INCOME:
  Dividends................................  $ 1,165,178   $  85,741   $      --     $       --    $       --   $       --
  Interest.................................      234,513     223,767     383,422      1,000,954       789,969    1,369,831
                                             -----------   ---------   ---------     ----------    ----------   ----------
    Total investment income................    1,399,691     309,508     383,422      1,000,954       789,969    1,369,831
                                             -----------   ---------   ---------     ----------    ----------   ----------
EXPENSES:
  Investment advisory fees (Note E)........      646,724      74,396      40,748        156,599        75,126      174,322
  Transfer agent fees......................       58,144       5,824      33,010         24,858        12,045       12,148
  Professional fees........................       21,813       5,574       4,789          8,713         5,055        6,590
  Printing.................................       36,734       7,511       1,260         32,269         7,042       21,235
  Custody fees.............................       14,195       1,861       2,590          3,816         2,045        3,068
  Directors' fees..........................        2,723         708         644            350           276          405
  Administration fees......................       70,398      43,200      28,565         24,812        12,666       16,202
  Accounting fees..........................       31,812      24,214      15,924         19,251        16,004       19,247
  Insurance................................        6,519       1,702       1,233            756         1,159        4,158
  Registration fees........................       19,916      21,190       4,944          6,031         2,374        2,625
  Miscellaneous............................        6,975       1,012       1,012          1,509         1,012        1,767
                                             -----------   ---------   ---------     ----------    ----------   ----------
    Total expenses.........................      915,953     187,192     134,719        278,964       134,804      261,767
Less: Expenses waived (Note E).............      (14,195)     (1,861)     (2,590)        (3,816)       (7,320)     (64,202)
                                             -----------   ---------   ---------     ----------    ----------   ----------
    Net expenses...........................      901,758     185,331     132,129        275,148       127,484      197,565
                                             -----------   ---------   ---------     ----------    ----------   ----------
NET INVESTMENT INCOME......................      497,933     124,177     251,293        725,806       662,485    1,172,266
                                             -----------   ---------   ---------     ----------    ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) IN
  INVESTMENTS (NOTE D):
  Net realized gain (loss) on
    investments............................   (1,113,125)    (40,722)    128,639           (164)      189,341      246,968
  Net change in unrealized appreciation
    (depreciation) on investments..........   (4,341,222)   (241,314)   (226,751)            --       191,619      512,902
                                             -----------   ---------   ---------     ----------    ----------   ----------
  Net realized and unrealized gain (loss)
    on investments.........................   (5,454,347)   (282,036)    (98,112)          (164)      380,960      759,870
                                             -----------   ---------   ---------     ----------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..........................  $(4,956,414)  $(157,859)  $ 153,181     $  725,642    $1,043,445   $1,932,136
                                             ===========   =========   =========     ==========    ==========   ==========

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 COUNTRY GROWTH FUND             COUNTRY BALANCED FUND
                                                           -------------------------------   ------------------------------
                                                           SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                               12/31/01        YEAR ENDED        12/31/01       YEAR ENDED
                                                             (UNAUDITED)        06/30/01       (UNAUDITED)       06/30/01
                                                           ----------------   ------------   ----------------   -----------
OPERATIONS:
  Net investment income..................................    $    497,933     $  1,039,188     $    124,177     $   437,921
  Net realized gain (loss) on investments................      (1,113,125)       3,853,147          (40,722)        486,564
  Net change in unrealized appreciation (depreciation) of
    investments..........................................      (4,341,222)     (12,285,163)        (241,314)     (1,157,523)
                                                             ------------     ------------     ------------     -----------
  Net increase (decrease) in net assets resulting from
    operations...........................................      (4,956,414)      (7,392,828)        (157,859)       (233,038)
                                                             ------------     ------------     ------------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE
  B):
  Net investment income..................................      (1,032,445)        (494,858)        (119,807)       (434,890)
  Net realized gains on investments......................        (260,724)     (27,476,069)         (52,323)     (1,945,116)
                                                             ------------     ------------     ------------     -----------
  Total distributions....................................      (1,293,169)     (27,970,927)        (172,130)     (2,380,006)
                                                             ------------     ------------     ------------     -----------
CAPITAL STOCK TRANSACTIONS -- NET (NOTE C):..............       1,753,369       21,715,645        1,394,284      (2,201,276)
                                                             ------------     ------------     ------------     -----------
  Total increase (decrease) in net assets................      (4,496,214)     (13,648,110)       1,064,295      (4,814,320)
NET ASSETS:
  Beginning of period....................................     180,856,399      194,504,509       19,928,512      24,742,832
                                                             ------------     ------------     ------------     -----------
  End of period..........................................    $176,360,185     $180,856,399     $ 20,992,807     $19,928,512
                                                             ============     ============     ============     ===========

                                                            COUNTRY TAX EXEMPT BOND FUND       COUNTRY MONEY MARKET FUND
                                                           -------------------------------   ------------------------------
                                                           SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                               12/31/01        YEAR ENDED        12/31/01       YEAR ENDED
                                                             (UNAUDITED)        06/30/01       (UNAUDITED)       06/30/01
                                                           ----------------   ------------   ----------------   -----------
OPERATIONS:
  Net investment income..................................    $    251,293     $    669,691     $   725,806      $ 3,362,165
  Net realized gain (loss) on investments................         128,639           87,539            (164)              --
  Net change in unrealized appreciation (depreciation) of
    investments..........................................        (226,751)         414,971              --               --
                                                             ------------     ------------     -----------      -----------
  Net increase (decrease) in net assets resulting from
    operations...........................................         153,181        1,172,201         725,642        3,362,165
                                                             ------------     ------------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE
  B):
  Net investment income..................................        (278,816)        (663,737)       (725,832)      (3,362,139)
  Net realized gains on investments......................         (88,659)        (128,978)             --               --
                                                             ------------     ------------     -----------      -----------
  Total distributions....................................        (367,475)        (792,715)       (725,832)      (3,362,139)
                                                             ------------     ------------     -----------      -----------
CAPITAL STOCK TRANSACTIONS -- NET (NOTE C):..............          71,111          (59,230)    (13,509,535)      (3,580,411)
                                                             ------------     ------------     -----------      -----------
  Total increase (decrease) in net assets................        (143,183)         320,256     (13,509,725)      (3,580,385)
NET ASSETS:
  Beginning of period....................................      15,997,949       15,677,693      65,087,939       68,668,324
                                                             ------------     ------------     -----------      -----------
  End of period..........................................    $ 15,854,766     $ 15,997,949     $51,578,214      $65,087,939
                                                             ============     ============     ===========      ===========

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             COUNTRY SHORT-TERM BOND FUND          COUNTRY BOND FUND
                                                            ------------------------------   ------------------------------
                                                            SIX MONTHS ENDED                 SIX MONTHS ENDED
                                                                12/31/01       YEAR ENDED        12/31/01       YEAR ENDED
                                                              (UNAUDITED)       06/30/01       (UNAUDITED)       06/30/01
                                                            ----------------   -----------   ----------------   -----------
OPERATIONS:
  Net investment income...................................    $   662,485      $ 1,411,933     $ 1,172,266      $ 2,361,466
  Net realized gain on investments........................        189,341           63,287         246,968          445,276
  Net change in unrealized appreciation (depreciation) of
    investments...........................................        191,619          679,006         512,902        1,715,233
                                                              -----------      -----------     -----------      -----------
  Net increase in net assets resulting from operations....      1,043,445        2,154,226       1,932,136        4,521,975
                                                              -----------      -----------     -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE B):
  Net investment income...................................       (678,156)      (1,415,508)     (1,210,581)      (2,342,783)
  Net realized gains on investments.......................        (69,068)              --        (515,065)              --
                                                              -----------      -----------     -----------      -----------
  Total distributions.....................................       (747,224)      (1,415,508)     (1,725,646)      (2,342,783)
                                                              -----------      -----------     -----------      -----------

CAPITAL STOCK TRANSACTIONS -- NET (NOTE C):...............      2,673,031          526,661       2,060,409        1,729,610
                                                              -----------      -----------     -----------      -----------
  Total increase in net assets............................      2,969,252        1,265,379       2,266,899        3,908,802

NET ASSETS:
  Beginning of period.....................................     28,253,862       26,988,483      43,909,068       40,000,266
                                                              -----------      -----------     -----------      -----------
  End of period...........................................    $31,223,114      $28,253,862     $46,175,967      $43,909,068
                                                              ===========      ===========     ===========      ===========

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                           COUNTRY GROWTH FUND
                                                 -----------------------------------------------------------------------
                                                 SIX MONTHS ENDED                   YEARS ENDED JUNE 30,
                                                     12/31/01       ----------------------------------------------------
                                                   (UNAUDITED)        2001       2000       1999       1998       1997
                                                 ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of year.............      $  22.58       $  27.41   $  27.24   $  23.04   $  22.51   $  18.88
                                                     --------       --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income........................          0.06           0.14       0.12       0.15       0.17       0.15
  Net realized and unrealized gains (losses)...         (0.68)         (1.08)      2.46       5.50       2.19       4.81
                                                     --------       --------   --------   --------   --------   --------
    Total from investment operations...........         (0.62)         (0.94)      2.58       5.65       2.36       4.96
                                                     --------       --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS
  Dividends from net investment income.........         (0.13)         (0.15)     (0.16)     (0.15)     (0.15)     (0.20)
  Distributions from capital gains.............         (0.03)         (3.74)     (2.25)     (1.30)     (1.68)     (1.13)
                                                     --------       --------   --------   --------   --------   --------
    Total distributions........................         (0.16)         (3.89)     (2.41)     (1.45)     (1.83)     (1.33)
                                                     --------       --------   --------   --------   --------   --------
Net asset value, end of year...................      $  21.80       $  22.58   $  27.41   $  27.24   $  23.04   $  22.51
                                                     ========       ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN........................         -2.75%         -3.87%     10.29%     26.10      10.98%     28.54%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).........      $176,360       $180,856   $194,505   $182,070   $160,315   $140,786
  Ratio of expenses to average net assets:
    Before expense waiver......................          1.06%*         1.12%      1.16%      1.08%      1.02%        --
    After expense waiver.......................          1.05%*         1.10%      1.13%      1.04%      1.00%      1.16%
  Ratio of net investment income to average net
    assets:
    Before expense waiver......................          0.56%*         0.53%      0.41%      0.55%      0.73%        --
    After expense waiver.......................          0.57%*         0.55%      0.44%      0.59%      0.75%      0.84%
Portfolio turnover rate........................         11.00%         22.23%     30.82%     31.88%     33.06%     30.74%

                                                                               COUNTRY BALANCED FUND
                                                      -----------------------------------------------------------------------
                                                      SIX MONTHS ENDED                   YEARS ENDED JUNE 30,
                                                          12/31/01       ----------------------------------------------------
                                                        (UNAUDITED)        2001       2000       1999       1998       1997
                                                      ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of year..................      $ 15.00        $ 16.95    $ 17.12    $ 15.20    $ 14.64    $ 13.39
                                                          -------        -------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.............................         0.09           0.31       0.36       0.37       0.39       0.35
  Net realized and unrealized gains (losses)........        (0.22)         (0.49)      0.96       2.04       1.22       2.11
                                                          -------        -------    -------    -------    -------    -------
    Total from investment operations................        (0.13)         (0.18)      1.32       2.41       1.61       2.46
                                                          -------        -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..............        (0.09)         (0.31)     (0.36)     (0.37)     (0.39)     (0.34)
  Distributions from capital gains..................        (0.04)         (1.46)     (1.13)     (0.12)     (0.66)     (0.87)
                                                          -------        -------    -------    -------    -------    -------
    Total distributions.............................        (0.13)         (1.77)     (1.49)     (0.49)     (1.05)     (1.21)
                                                          -------        -------    -------    -------    -------    -------
Net asset value, end of year........................      $ 14.74        $ 15.00    $ 16.95    $ 17.12    $ 15.20    $ 14.64
                                                          =======        =======    =======    =======    =======    =======
TOTAL INVESTMENT RETURN.............................        -0.88%         -1.24%      8.14%     16.22%     11.41%     19.95%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..............      $20,993        $19,929    $24,743    $23,285    $18,650    $14,272
  Ratio of expenses to average net assets:
    Before expense waiver...........................         1.89%*         1.34%      1.26%      1.22%      1.25%        --
    After expense waiver............................         1.87%*         1.32%      1.23%      1.16%      1.21%      1.46%
  Ratio of net investment income to average net
    assets:
    Before expense waiver...........................         1.23%*         1.89%      2.13%      2.30%      2.57%        --
    After expense waiver............................         1.25%*         1.91%      2.16%      2.36%      2.61%      2.57%
Portfolio turnover rate.............................         8.68%         19.78%     25.85%     33.91%     20.07%     19.25%

* Annualized.

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                         COUNTRY TAX EXEMPT BOND FUND
                                                      ------------------------------------------------------------------
                                                      SIX MONTHS ENDED                YEARS ENDED JUNE 30,
                                                          12/31/01       -----------------------------------------------
                                                        (UNAUDITED)       2001      2000      1999      1998      1997
                                                      ----------------   -------   -------   -------   -------   -------
Net asset value, beginning of year..................      $  8.74        $  8.53   $  8.65   $  8.95   $  8.70   $  8.41
                                                          -------        -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.............................         0.14           0.37      0.36      0.36      0.37      0.36
  Net realized and unrealized gains (losses)........        (0.06)          0.28     (0.09)    (0.16)     0.27      0.31
                                                          -------        -------   -------   -------   -------   -------
    Total from investment operations................         0.08           0.65      0.27      0.20      0.64      0.67
                                                          -------        -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..............        (0.15)         (0.37)    (0.36)    (0.36)    (0.37)    (0.36)
  Distributions from capital gains..................        (0.05)         (0.07)    (0.03)    (0.14)    (0.02)    (0.02)
                                                          -------        -------   -------   -------   -------   -------
    Total distributions.............................        (0.20)         (0.44)    (0.39)    (0.50)    (0.39)    (0.38)
                                                          -------        -------   -------   -------   -------   -------
Net asset value, end of year........................      $  8.62        $  8.74   $  8.53   $  8.65   $  8.95   $  8.70
                                                          =======        =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN.............................         0.91%          7.73%     3.16%     2.14%     7.45%     8.15%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..............      $15,855        $15,998   $15,678   $17,507   $17,669   $18,008
  Ratio of expenses to average net assets:
    Before expense waiver...........................         1.65%*         1.26%     1.17%     1.07%     1.01%       --
    After expense waiver............................         1.62%*         0.85%     1.08%     1.00%     0.97%     1.14%
  Ratio of net investment income to average net
    assets:
    Before expense waiver...........................         3.05%*         3.81%     4.05%     3.83%     4.13%       --
    After expense waiver............................         3.08%*         4.22%     4.14%     3.90%     4.17%     4.23%
Portfolio turnover rate.............................        32.35%         35.37%    16.76%    39.85%    24.83%    11.35%

                                                                          COUNTRY MONEY MARKET FUND
                                                      ------------------------------------------------------------------
                                                      SIX MONTHS ENDED                YEARS ENDED JUNE 30,
                                                          12/31/01       -----------------------------------------------
                                                        (UNAUDITED)       2001      2000      1999      1998      1997
                                                      ----------------   -------   -------   -------   -------   -------
Net asset value, beginning of year..................      $  1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                          -------        -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.............................         0.01           0.05      0.05      0.04      0.05      0.05
                                                          -------        -------   -------   -------   -------   -------
    Total from investment operations................         0.01           0.05      0.05      0.04      0.05      0.05
                                                          -------        -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..............        (0.01)         (0.05)    (0.05)    (0.04)    (0.05)    (0.05)
                                                          -------        -------   -------   -------   -------   -------
    Total distributions.............................        (0.01)         (0.05)    (0.05)    (0.04)    (0.05)    (0.05)
                                                          -------        -------   -------   -------   -------   -------
Net asset value, end of year........................      $  1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                          =======        =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN.............................         1.18%          5.31%     5.13%     4.54%     4.94%     4.63%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..............      $51,578        $65,088   $68,668   $63,022   $53,022   $60,674
  Ratio of expenses to average net assets:
    Before expense waiver...........................         0.89%*         0.81%     0.79%     0.82%     0.83%       --
    After expense waiver............................         0.88%*         0.80%     0.77%     0.77%     0.81%     0.94%
  Ratio of net investment income to average net
    assets:
    Before expense waiver...........................         2.31%*         5.15%     5.00%     4.39%     4.81%       --
    After expense waiver............................         2.32%*         5.16%     5.02%     4.44%     4.83%     4.55%

* Annualized.

                       See notes to financial statements

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                       COUNTRY SHORT-TERM BOND FUND
                                                ---------------------------------------------------------------------------
                                                SIX MONTHS ENDED           YEARS ENDED JUNE 30,             FOR THE PERIOD
                                                    12/31/01       -------------------------------------      01/02/97**
                                                  (UNAUDITED)       2001      2000      1999      1998     THROUGH 06/30/97
                                                ----------------   -------   -------   -------   -------   ----------------
Net asset value, beginning of year............      $ 10.18        $  9.91   $  9.99   $ 10.11   $ 10.01       $ 10.00
                                                    -------        -------   -------   -------   -------       -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.......................         0.23           0.52      0.51      0.51      0.54          0.20
  Net realized and unrealized gains
    (losses)..................................         0.14           0.27     (0.08)    (0.09)     0.10          0.01
                                                    -------        -------   -------   -------   -------       -------
    Total from investment operations..........         0.37           0.79      0.43      0.42      0.64          0.21
                                                    -------        -------   -------   -------   -------       -------
  LESS DISTRIBUTIONS
  Dividends from net investment income........        (0.24)         (0.52)    (0.51)    (0.51)    (0.54)        (0.20)
  Distributions from capital gains............        (0.02)            --        --     (0.03)       --            --
                                                    -------        -------   -------   -------   -------       -------
    Total distributions.......................        (0.26)         (0.52)    (0.51)    (0.54)    (0.54)        (0.20)
                                                    -------        -------   -------   -------   -------       -------
Net asset value, end of year..................      $ 10.29        $ 10.18   $  9.91   $  9.99   $ 10.11       $ 10.01
                                                    =======        =======   =======   =======   =======       =======
TOTAL INVESTMENT RETURN.......................         3.64%          8.13%     4.43%     4.27%     6.50%         2.10%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)........      $31,223        $28,254   $26,988   $29,738   $28,309       $24,285
  Ratio of expenses to average net assets:
    Before expense waiver.....................         0.90%*         0.99%     0.90%     0.90%     0.92%         3.88%*
    After expense waiver......................         0.85%*         0.85%     0.84%     0.83%     0.86%         0.76%*
  Ratio of net investment income to average
    net assets:
    Before expense waiver.....................         4.36%*         4.97%     5.06%     4.93%     5.30%         1.78%*
    After expense waiver......................         4.41%*         5.11%     5.12%     5.00%     5.36%         4.90%*
Portfolio turnover rate.......................        28.06%         14.09%     7.95%    29.24%     1.54%         0.00%

                                                                             COUNTRY BOND FUND
                                                ---------------------------------------------------------------------------
                                                SIX MONTHS ENDED           YEARS ENDED JUNE 30,             FOR THE PERIOD
                                                    12/31/01       -------------------------------------      01/02/97**
                                                  (UNAUDITED)       2001      2000      1999      1998     THROUGH 06/30/97
                                                ----------------   -------   -------   -------   -------   ----------------
Net asset value, beginning of year............      $ 10.28        $  9.75   $ 10.01   $ 10.48   $ 10.04       $ 10.00
                                                    -------        -------   -------   -------   -------       -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.......................         0.27           0.57      0.56      0.56      0.56          0.20
  Net realized and unrealized gains
    (losses)..................................         0.18           0.53     (0.16)    (0.21)     0.45          0.04
                                                    -------        -------   -------   -------   -------       -------
    Total from investment operations..........         0.45           1.10      0.40      0.35      1.01          0.24
                                                    -------        -------   -------   -------   -------       -------
  LESS DISTRIBUTIONS
  Dividends from net investment income........        (0.28)         (0.57)    (0.56)    (0.56)    (0.56)        (0.20)
  Distributions from capital gains............        (0.12)            --     (0.10)    (0.26)    (0.01)           --
                                                    -------        -------   -------   -------   -------       -------
    Total distributions.......................        (0.40)         (0.57)    (0.66)    (0.82)    (0.57)        (0.20)
                                                    -------        -------   -------   -------   -------       -------
Net asset value, end of year..................      $ 10.33        $ 10.28   $  9.75   $ 10.01   $ 10.48       $ 10.04
                                                    =======        =======   =======   =======   =======       =======
TOTAL INVESTMENT RETURN.......................         4.35%         11.49%     4.21%     3.29%    10.24%         2.44%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)........      $46,176        $43,909   $40,000   $40,734   $38,800       $32,932
  Ratio of expenses to average net assets:
    Before expense waiver.....................         1.12%*         1.17%     1.10%     1.09%     1.12%         3.82%*
    After expense waiver......................         0.85%*         0.85%     0.85%     0.85%     0.89%         0.78%*
  Ratio of net investment income to average
    net assets:
    Before expense waiver.....................         4.77%*         5.29%     5.46%     5.08%     5.24%         2.11%*
    After expense waiver......................         5.04%*         5.61%     5.71%     5.32%     5.47%         5.15%*
Portfolio turnover rate.......................        25.38%         49.90%    42.62%    29.19%    25.11%        41.77%

 * Annualized.

** Commencement of operations.

                       See notes to financial statements

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The COUNTRY Mutual Funds Trust represent a series of six funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. The six Funds are as follows: COUNTRY Growth Fund ("Growth Fund"); COUNTRY Balanced Fund ("Balanced Fund") (f/k/a COUNTRY Asset Allocation Fund); COUNTRY Tax Exempt Bond Fund ("Tax Exempt Bond Fund"); COUNTRY Money Market Fund ("Money Market Fund") (f/k/a COUNTRY Money Market Series); COUNTRY Short-Term Bond Fund ("Short-Term Bond Fund") (f/k/a COUNTRY Short-Term Government Bond Series); and COUNTRY Bond Fund ("Bond Fund") (f/k/a COUNTRY Long-Term Bond Series). The Funds were organized as a business trust under the laws of Delaware on August 13, 2001 and registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    (1) SECURITY VALUATION: For the Growth Fund, the Balanced Fund, the Tax Exempt Bond Fund, the Short-Term Bond Fund and the Bond Fund, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Funds, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized to maturity and are included in interest income. Securities may be valued at fair value as determined in good faith by the Board of Directors.

    (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

    (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

    (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: In the Growth Fund, dividends from net investment income are declared and distributed to shareholders twice a year. The Balanced Fund, the Tax Exempt Bond Fund, the Short-Term Bond Fund and the Bond Fund declare and distribute net investment income dividends to shareholders monthly. The Money Market Fund declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

NOTE (C) CAPITAL STOCK: At December 31, 2001, each of the Funds is authorized to issue an unlimited number of shares. The Growth Fund, Balanced Fund, and Tax Exempt Bond Fund, each Fund having a par value of $1.00 per share. The Money Market Fund, Short Term Bond Fund and Bond Fund each have a par value of $0.10 per share.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2001 (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in capital stock were as follows:

                                                  GROWTH FUND
                                                  -----------
                                  SIX MONTHS ENDED             YEAR ENDED
                                 DECEMBER 31, 2001           JUNE 30, 2001
                               ----------------------   ------------------------
                                SHARES      AMOUNT       SHARES        AMOUNT
                               --------   -----------   ---------   ------------
Shares sold.................    375,419   $ 7,998,945     754,001   $ 17,841,509
Shares issued through
 reinvestment of
 dividends..................     54,271     1,201,878   1,106,642     26,310,597
                               --------   -----------   ---------   ------------
                                429,690     9,200,823   1,860,643     44,152,106
                               --------   -----------   ---------   ------------
Shares redeemed.............   (350,679)   (7,447,454)   (946,754)   (22,436,461)
                               --------   -----------   ---------   ------------
Net increase (decrease).....     79,011   $ 1,753,369     913,889   $ 21,715,645
                               ========   ===========   =========   ============

                                              BALANCED FUND
                                              -------------
                                SIX MONTHS ENDED           YEAR ENDED
                               DECEMBER 31, 2001         JUNE 30, 2001
                              --------------------   ----------------------
                              SHARES      AMOUNT      SHARES      AMOUNT
                              -------   ----------   --------   -----------
Shares sold.................  126,695   $1,841,321    168,949   $ 2,713,311
Shares issued through
 reinvestment of
 dividends..................   10,290      150,644    134,605     2,079,014
                              -------   ----------   --------   -----------
                              136,985    1,991,965    303,554     4,792,325
                              -------   ----------   --------   -----------
Shares redeemed.............  (41,426)    (597,681)  (434,736)   (6,993,601)
                              -------   ----------   --------   -----------
Net increase (decrease).....   95,559   $1,394,284   (131,182)  $(2,201,276)
                              =======   ==========   ========   ===========

                                                           TAX EXEMPT BOND FUND
                                                           --------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                DECEMBER 31, 2001         JUNE 30, 2001
                                               --------------------   ----------------------
                                               SHARES      AMOUNT      SHARES      AMOUNT
                                               -------    ---------   --------   -----------
Shares sold.................................    62,894    $ 556,349    134,528   $ 1,172,311
Shares issued through reinvestment of
 dividends..................................    27,998      244,689     61,820       536,818
                                               -------    ---------   --------   -----------
                                                90,892      801,038    196,348     1,709,129
                                               -------    ---------   --------   -----------
Shares redeemed.............................   (82,671)    (729,927)  (203,427)   (1,768,359)
                                               -------    ---------   --------   -----------
Net increase (decrease).....................     8,221    $  71,111     (7,079)  $   (59,230)
                                               =======    =========   ========   ===========

                                                                  MONEY MARKET FUND
                                                                  -----------------
                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                  DECEMBER 31, 2001               JUNE 30, 2000
                                              --------------------------   ----------------------------
                                                SHARES         AMOUNT         SHARES         AMOUNT
                                              -----------   ------------   ------------   -------------
Shares sold.................................   42,605,192   $ 42,605,192    100,401,385   $ 100,401,385
Shares issued through reinvestment of
 dividends..................................      709,472        709,465      3,344,310       3,344,310
                                              -----------   ------------   ------------   -------------
                                               43,314,664     43,314,657    103,745,695     103,745,695
                                              -----------   ------------   ------------   -------------
Shares redeemed.............................  (56,823,843)   (56,824,192)  (107,326,106)   (107,326,106)
                                              -----------   ------------   ------------   -------------
Net increase (decrease).....................  (13,509,179)  $(13,509,535)    (3,580,411)  $  (3,580,411)
                                              ===========   ============   ============   =============

                                                                 SHORT-TERM BOND FUND
                                                                 --------------------
                                                       SIX MONTHS ENDED            YEAR ENDED
                                                      DECEMBER 31, 2001          JUNE 30, 2001
                                                    ----------------------   ----------------------
                                                     SHARES      AMOUNT       SHARES      AMOUNT
                                                    --------   -----------   --------   -----------
Shares sold......................................    536,936   $ 5,562,084    509,212   $ 5,150,922
Shares issued through reinvestment of
 dividends.......................................     61,393       633,824    120,103     1,210,683
                                                    --------   -----------   --------   -----------
                                                     598,329     6,195,908    629,315     6,361,605
                                                    --------   -----------   --------   -----------
Shares redeemed..................................   (339,683)   (3,522,877)  (577,508)   (5,834,944)
                                                    --------   -----------   --------   -----------
Net increase.....................................    258,646   $ 2,673,031     51,807   $   526,661
                                                    ========   ===========   ========   ===========

                                                                       BOND FUND
                                                                       ---------
                                                      SIX MONTHS ENDED             YEAR ENDED
                                                     DECEMBER 31, 2001            JUNE 30, 2001
                                                   ----------------------   -------------------------
                                                    SHARES      AMOUNT        SHARES        AMOUNT
                                                   --------   -----------   ----------   ------------
Shares sold......................................   560,915   $ 5,860,901      990,050   $ 10,131,893
Shares issued through reinvestment of
 dividends.......................................   147,361     1,532,224      204,393      2,066,292
                                                   --------   -----------   ----------   ------------
                                                    708,276     7,393,125    1,194,443     12,198,185
                                                   --------   -----------   ----------   ------------
Shares redeemed..................................  (509,843)   (5,332,716)  (1,028,518)   (10,468,575)
                                                   --------   -----------   ----------   ------------
Net increase.....................................   198,433   $ 2,060,409      165,925   $  1,729,610
                                                   ========   ===========   ==========   ============

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short-term notes for the six months ended December 31, 2001 were:

                                  PURCHASES       SALES
                                 -----------   -----------
Growth Fund....................  $17,183,631   $19,169,416
Balanced Fund..................  $ 1,605,717   $ 1,848,393
Tax Exempt Bond Fund...........  $ 5,024,597   $ 5,525,269
Short-Term Bond Fund...........  $ 8,047,380   $ 1,253,776
Bond Fund......................  $ 1,496,958   $ 1,055,611

For the six months ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities were:

Growth Fund......................  $        0   $1,193,610
Balanced Fund....................  $        0   $  245,845
Short-Term Bond Fund.............  $5,037,257   $6,674,523
Bond Fund........................  $9,931,755   $9,583,032

For both Federal income tax and financial statement purposes, the cost of investments at December 31, 2001 were substantially the same for each of the Funds.

For gross unrealized appreciation/depreciation for book and tax purposes at December 31, 2001 consisted of the following:

                       APPRECIATION   DEPRECIATION       NET
                       ------------   ------------   -----------
Growth Fund..........  $48,350,477     $5,657,569    $42,692,908
Balanced Fund........  $ 3,913,448     $  308,569    $ 3,604,879
Tax Exempt Bond
  Fund...............  $   388,774     $   54,544    $   334,230
Short-Term Bond
  Fund...............  $   636,721     $   27,588    $   609,133
Bond Fund............  $ 1,288,024     $  154,715    $ 1,133,309

NOTE (E) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, Country Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Balanced Fund 0.75%; Tax Exempt Bond Fund 0.50%; Money Market Fund 0.50%; Short-Term Bond Fund 0.50%; and Bond Fund 0.75%. These fees are accrued daily and paid to the Advisor monthly. Country Trust Bank serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Money Market Fund, Short-Term Bond

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2001 (unaudited) (continued)
--------------------------------------------------------------------------------

Fund and Bond Fund for the six months ended December 31, 2001 were: $14,195, $1,861, $2,590, $3,816, $2,045 and $3,068, respectively.

Effective November 1, 1997, the Advisor agreed to reduce its fees and reimburse the Short-Term Bond Fund and the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets.

Investment advisory fees, for the six months ended December 31, 2001, are as follows:

                                                   EXPENSES
                                                    WAIVED
                                                     AND
                            ADVISORY   ADVISORY   REIMBURSED
                              FEE        FEE      BY ADVISOR
                            --------   --------   ----------
Short-Term Bond Fund......   0.50%     $ 75,126    $ 5,275
Bond Fund.................   0.75%     $174,322    $61,134

At December 31, 2001, 62.2% of the shares outstanding of the Growth Fund, 84.1% of the shares outstanding of the Balanced Fund, 81.0% of the shares outstanding of the Money Market Fund, 96.6% of the shares outstanding of the Short-Term Bond Fund, and 98.5% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the Advisor's clients, including a defined contribution benefit plan sponsored by the Advisor.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Legal fees billed to the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Money Market Fund, Short-Term Bond Fund and Bond Fund during the six months ended December 31, 2001 were $3,281, $1,805, $1,467, $2,045, $1,386 and $1,306, respectively.

NOTE (F) DISTRIBUTION SERVICES AGREEMENTS: Quasar Distributors, LLC serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Balanced Fund, the Tax Exempt Bond Fund, the Short-Term Bond Fund, and the Bond Fund have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund. For the six months ended December 31, 2001, the Funds did not incur any expenses for the Rule 12b-1 Plan.

NOTE (G) RECENT FINANCIAL REPORTING PRONOUNCEMENT: In November 2000, the American Institute of Certified Public Accountants issued a new Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supersedes its predecessor and is effective for fiscal years beginning after December 15, 2000. The new Guide, among other things, sets forth certain accounting principles that must be applied by investment companies and may require a change from their present practices. Investment companies will be required to amortize premiums and discounts on debt securities using the interest method and to record paydown gains and losses on asset-backed securities as adjustments to interest income, not as realized gains and losses. The Funds have adopted the Guide's provisions for the year ending June 30, 2002, and do not expect the adoption of the new guide to have a significant effect on their recognition of income or gains and losses. Further, it will not affect the determination of either net asset values or total returns.

COUNTRY MUTUAL FUNDS TRUST                    INVESTMENT ADVISOR

COUNTRY Growth Fund                           Country Trust Bank
COUNTRY Balanced Fund                         Bloomington, Illinois
COUNTRY Tax Exempt Bond Fund
COUNTRY Money Market Fund                     DISTRIBUTOR
COUNTRY Short-Term Bond Fund
COUNTRY Bond Fund                             Quasar Distributors, LLC
                                              Milwaukee, Wisconsin
BOARD OF DIRECTORS
                                              TRANSFER AGENT
Ronald R. Warfield
Charlot R. Cole                               U.S. Bancorp Fund Services, LLC
Nancy J. Erickson                             Milwaukee, Wisconsin
Ailene Miller
Wendell L. Shauman                            CUSTODIAN
Robert L. Phelps
Roger D. Grace                                Country Trust Bank
                                              808 IAA Drive, P.O. Box 2901
OFFICERS                                      Bloomington, Illinois  61702-2901
                                              www.countryinvestment.com
Ronald R. Warfield, President
Bruce D. Finks, Vice President                INDEPENDENT ACCOUNTANTS
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President             PricewaterhouseCoopers LLP
Richard M. Miller, Vice President             Milwaukee, Wisconsin
Philip T. Nelson, Vice President
Paul M. Harmon, Secretary                     GENERAL COUNSEL
David A. Magers, Treasurer
Richard F. Day, Controller                    Paul M. Harmon, Esq.
                                              Office of the General Counsel
                                              Bloomington, Illinois


This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.


               [COUNTRY MUTUAL FUNDS INVESTMENT MANAGEMENT LOGO]



F30-113-06 (12/01)